Income Taxes - Deferred tax assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Federal and state net operating loss carryforwards	$ 85,836,000	$ 63,647,000
Research and development tax credits	17,829,000	16,436,000
Capitalized R&D Costs	18,271,000	25,826,000
Operating lease liabilities	1,419,000	1,642,000
Share-based compensation	8,032,000	7,234,000
Accruals and other	1,415,000	1,587,000
Gross deferred tax assets	132,802,000	116,372,000
Less: valuation allowance	(131,903,000)	(115,309,000)
Total deferred tax assets	899,000	1,063,000
Deferred tax liabilities:
Operating lease assets	(899,000)	(1,063,000)
Gross deferred tax liabilities	(899,000)	(1,063,000)
Net deferred tax assets	0	$ 0
Increase in valuation allowance	16,600,000
Federal net operating loss carryforwards	310,900,000
State net operating loss carryforwards	314,000,000
Federal net operating loss carryforwards that do not expire	288,200,000
Federal research and development tax credit carryforwards	17,800,000
State research and development tax credit carryforwards	100,000
Unrecognized income tax benefits	$ 0